Long-Term Debt (Details 1) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Aug. 31, 2012 3.35% Senior Unsecured Notes due 2022 [Member]	Nov. 30, 2013 4.5% Senior Unsecured Notes due 2023 [Member]	Nov. 30, 2013 5.8% Senior Unsecured Notes due 2043 [Member]	Dec. 31, 2013 Transcontinental Gas Pipe Line Company, LLC [Member] 6.4% Senior Unsecured Notes due 2016 [Member]	Dec. 31, 2012 Transcontinental Gas Pipe Line Company, LLC [Member] 6.4% Senior Unsecured Notes due 2016 [Member]	Dec. 31, 2013 Transcontinental Gas Pipe Line Company, LLC [Member] 6.05% Senior Unsecured Notes due 2018 [Member]	Dec. 31, 2012 Transcontinental Gas Pipe Line Company, LLC [Member] 6.05% Senior Unsecured Notes due 2018 [Member]	Dec. 31, 2013 Transcontinental Gas Pipe Line Company, LLC [Member] 7.08% Debentures due 2026 [Member]	Dec. 31, 2012 Transcontinental Gas Pipe Line Company, LLC [Member] 7.08% Debentures due 2026 [Member]	Dec. 31, 2013 Transcontinental Gas Pipe Line Company, LLC [Member] 7.25% Debentures due 2026 [Member]	Dec. 31, 2012 Transcontinental Gas Pipe Line Company, LLC [Member] 7.25% Debentures due 2026 [Member]	Dec. 31, 2013 Transcontinental Gas Pipe Line Company, LLC [Member] 5.4% Senior Unsecured Notes due 2041 [Member]	Dec. 31, 2012 Transcontinental Gas Pipe Line Company, LLC [Member] 5.4% Senior Unsecured Notes due 2041 [Member]	Dec. 31, 2013 Transcontinental Gas Pipe Line Company, LLC [Member] 4.45% Senior Unsecured Notes due 2042 [Member]	Dec. 31, 2012 Transcontinental Gas Pipe Line Company, LLC [Member] 4.45% Senior Unsecured Notes due 2042 [Member]	Jul. 31, 2012 Transcontinental Gas Pipe Line Company, LLC [Member] 4.45% Senior Unsecured Notes due 2042 [Member]	Dec. 31, 2013 Northwest Pipeline LLC [Member] 7% Senior Unsecured Notes due 2016 [Member]	Dec. 31, 2012 Northwest Pipeline LLC [Member] 7% Senior Unsecured Notes due 2016 [Member]	Dec. 31, 2013 Northwest Pipeline LLC [Member] 5.95% Senior Unsecured Notes due 2017 [Member]	Dec. 31, 2012 Northwest Pipeline LLC [Member] 5.95% Senior Unsecured Notes due 2017 [Member]	Dec. 31, 2013 Northwest Pipeline LLC [Member] 6.05% Senior Unsecured Notes due 2018 [Member]	Dec. 31, 2012 Northwest Pipeline LLC [Member] 6.05% Senior Unsecured Notes due 2018 [Member]	Dec. 31, 2013 Northwest Pipeline LLC [Member] 7.125% Debentures due 2025 [Member]	Dec. 31, 2012 Northwest Pipeline LLC [Member] 7.125% Debentures due 2025 [Member]	Dec. 31, 2013 Williams Partners L.P. [Member] 3.8% Senior Unsecured Notes due 2015 [Member]	Dec. 31, 2012 Williams Partners L.P. [Member] 3.8% Senior Unsecured Notes due 2015 [Member]	Dec. 31, 2013 Williams Partners L.P. [Member] 7.25% Senior Unsecured Notes due 2017 [Member]	Dec. 31, 2012 Williams Partners L.P. [Member] 7.25% Senior Unsecured Notes due 2017 [Member]	Dec. 31, 2013 Williams Partners L.P. [Member] 5.25% Senior Unsecured Notes due 2020 [Member]	Dec. 31, 2012 Williams Partners L.P. [Member] 5.25% Senior Unsecured Notes due 2020 [Member]	Dec. 31, 2013 Williams Partners L.P. [Member] 4.125% Senior Unsecured Notes due 2020 [Member]	Dec. 31, 2012 Williams Partners L.P. [Member] 4.125% Senior Unsecured Notes due 2020 [Member]	Dec. 31, 2013 Williams Partners L.P. [Member] 4% Senior Unsecured Notes due 2021 [Member]	Dec. 31, 2012 Williams Partners L.P. [Member] 4% Senior Unsecured Notes due 2021 [Member]	Dec. 31, 2013 Williams Partners L.P. [Member] 3.35% Senior Unsecured Notes due 2022 [Member]	Dec. 31, 2012 Williams Partners L.P. [Member] 3.35% Senior Unsecured Notes due 2022 [Member]	Dec. 31, 2013 Williams Partners L.P. [Member] 4.5% Senior Unsecured Notes due 2023 [Member]	Dec. 31, 2012 Williams Partners L.P. [Member] 4.5% Senior Unsecured Notes due 2023 [Member]	Dec. 31, 2013 Williams Partners L.P. [Member] 6.3% Senior Unsecured Notes due 2040 [Member]	Dec. 31, 2012 Williams Partners L.P. [Member] 6.3% Senior Unsecured Notes due 2040 [Member]	Dec. 31, 2013 Williams Partners L.P. [Member] 5.8% Senior Unsecured Notes due 2043 [Member]	Dec. 31, 2012 Williams Partners L.P. [Member] 5.8% Senior Unsecured Notes due 2043 [Member]
Debt Instrument [Line Items]
Long-term debt						$ 200	$ 200	$ 250	$ 250	$ 8	$ 8	$ 200	$ 200	$ 375	$ 375	$ 400	$ 400		$ 175	$ 175	$ 185	$ 185	$ 250	$ 250	$ 85	$ 85	$ 750	$ 750	$ 600	$ 600	$ 1,500	$ 1,500	$ 600	$ 600	$ 500	$ 500	$ 750	$ 750	$ 600	$ 0	$ 1,250	$ 1,250	$ 400	$ 0
Long-term debt interest rate			3.35%	4.50%	5.80%	6.40%		6.05%		7.08%		7.25%		5.40%		4.45%		4.45%	7.00%		5.95%		6.05%		7.125%		3.80%		7.25%		5.25%		4.125%		4.00%		3.35%		4.50%		6.30%		5.80%
Credit facility loans	0	375
Unamortized debt discount	(21)	(16)
Long-term debt	$ 9,057	$ 8,437